BANK BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2015
BANK BORROWINGS
Schedule of bank borrowings

	As of March 31,
	2014	2015

Short term borrowings(1)	$18,201	$56,772
Long term borrowings(2)	1,865	—

	$20,066	$56,772

(1)

On June 25, June 28, July 10, September 17 and December 19, 2013, iKang Holding borrowed five one-year loans of $1,627, $1,304, $1,630, $1,606 and $4,941 respectively from BEA, to purchase the property and equipment and meet temporary working capital needs of the Group. The annual interest rates are the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loans were guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2014, the outstanding short term borrowings were $10,910 and they were repaid during the year ended March 31, 2015.

In September 2013, iKang Online signed a ten-year loan framework agreement with an amount no more than $2,451 with BEA, to repay the loans from China Merchants Bank which was due in September 2013. On September 17, 2013, iKang Online borrowed a one-year loan of $2,410 according to the framework agreement. The annual interest rate was equal to the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2014, the outstanding long term borrowings was $2,372 and it was repaid in August 2014.

In March 2014, seven clinics in Beijing signed seven one-year loan framework agreements with an amount no more than $8,896 with Bank of Beijing, to meet temporary working capital needs of the Group. Clinics borrowed total $4,919 and $1,353 in March 2014 and April 2014 according to the framework agreement, respectively. The annual interest rate is the benchmark interest rate announced by the People’s Bank of China plus 15% of the benchmark interest rate. The loans were guaranteed by iKang Online and iKang Holdings. As of March 31, 2014 and 2015, the outstanding short term borrowing was $4,919 and nil, respectively.

In April 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $16,004 with BEA, to meet the property and equipment need of the Group.

In May 2014, iKang Online borrowed 2 one-year loans in a total of $4,843 according to the framework agreement. The annual interest rate was equal to the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by B&J China and collateralized by restricted cash of $5,500. As of March 31, 2015, the outstanding short term borrowing was $4,839.

In May 2014, iKang Holding signed a 2-year loan framework agreement with an amount no more than $8,060 with China Merchants Bank, to meet the working capital and property and equipment needs of the Group. In May 2014, iKang Holding borrowed one-year loans of total $4,290 according to the framework agreement, among which $155 and $1,084 was  repaid in June and August 2014, respectively. In June 2014, iKang Holding borrowed a one-year loan of $1,437.  The annual interest rate is the interest rate announced by the People’s Bank of China plus 20% of the benchmark interest rate. As of March 31, 2015, the outstanding short term borrowing was $4,485.

In June 2014, iKang Online borrowed a one-year loan of $14,561 with Xiamen International Bank, to repay the loans from BEA which was due in June 2014 and paid remaining balance of the consideration to purchase 35% equity interest in iKang Shanghai Xikang Road. The annual interest rate is 2.585%. The loan was collateralized by restricted cash in an amount of $15,002. As of March 31, 2015, the outstanding short term borrowing was $14,551.

In June 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $32,099 with Xiamen International Bank, to satisfy the daily operating need of the Group. In July 2014, iKang Online borrowed three one-year loans in a total of $17,537 according to the framework agreement. The annual interest rate is 2.585%. The loans were collateralized by restricted cash in an amount of $18,067. As of March 31, 2015, the outstanding short term borrowing was $17,525.

In August 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $32,509 with Xiamen International Bank, to satisfy the daily operating need of the Group. In September, iKang Online borrowed a one-year loan of $15,383 according to the framework agreement. The annual interest rate is 2.585%. The loans were collateralized by restricted cash in an amount of $15,848. As of March 31, 2015, the outstanding short term borrowing was $15,372.

(2)

In June 2013, iKang Holding signed a ten-year loan framework agreement with total loan amounts no more than $3,268 with BEA, to meet the Group’s needs to purchase the property and equipment. On June 28, 2013, iKang Holding borrowed a two-year loan of $1,897 according to the framework agreement. The annual interest rate is the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2014, the outstanding long term borrowings were $1,865 and it was repaid in July 2014.